EMPLOYEE COMPENSATION AND BENEFIT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Compensation And Benefit Expense [Line Items]
Wages and salaries	$ 174.5	$ 214.2
Social security, pension and government-mandated programs (i)	77.2	96.7
Other benefits	20.1	15.4
Total employee compensation and benefits expenses	271.8	326.3
Post-employment benefit expense, defined contribution plans	5.9	7.9
Defined contribution plan, employer matching contribution, payable	$ 2.6	$ 3.7